LEASES	12 Months Ended
Dec. 31, 2019
LEASES
LEASES

13. LEASES

The Company adopted IFRS 16 on January 1, 2019 using the modified retrospective approach. Under this approach, the cumulative effect of initially applying IFRS 16 is recognized as an adjustment to equity at the date of initial application. Comparative figures are not restated to reflect the adoption of IFRS 16. Additionally, the Company adopted the exemption for leases with a lease term of 12 months or less and for leases that are low value. As the Company's operating leases were not material, no adjustment to equity was recognized upon IFRS 16 adoption on January 1, 2019.

(a) Right-of-use assets

The Company leases assets such as buildings, mobile equipment and machinery. These assets are included in Mining Interests on the statement of financial position and are classified as plant & equipment as per note 9 of the Company's consolidated financial statements.

As at December 31, 2019
(in millions of U.S. dollars)
RIGHT-OF-USE ASSETS
Balance, January 1, 2019	20.8
Additions	28.5
Depreciation	(6.1)
Disposals	—
Balance, December 31, 2019	43.2

(b) Lease liabilities

Please see below for a maturity analysis of the Company’s lease payments:

As at December 31, 2019
(in millions of U.S. dollars)
MATURITY ANALYSIS FOR LEASES
Less than 1 year	9.8
Between 1 and 3 years	17.0
Between 3 and 5 years	8.6
More than 5 years	—
Total undiscounted lease payments(1)	35.4
Carrying value of lease liabilities	32.6
Less: current portion of lease liabilities(2)	(8.7)
Non-current portion of lease liabilities	23.9

1.Total undiscounted lease payments excludes leases that are classified as short term and leases for low value assets, which are not recognized as lease liabilities.

2.The current portion of the lease liabiltiies is included in trade and other payables on the statement of financial position.

For the year ended December 31, 2019, the Company recognized $1.5 million in interest expense on lease liabilities. For the year ended December 31, 2019, the Company expensed $9.9 million related to leases that are classified as short term and $1.7 million of leases for low value assets.